Schedule of Investments ─ NYLI MacKay Muni Insured ETF (formerly, IQ MacKay Municipal Insured ETF)

July 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds — 98.4%
Alabama — 1.6%
Black Belt Energy Gas District, Revenue Bonds
Series B-2
4.260%, (Municipal Swap Index + 0.65%), due 4/1/53(a)(b)	$2,500,000	$2,463,995
State of Alabama Docks Department, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/27	2,200,000	2,262,181
University of South Alabama, Revenue Bonds
Series A Insured: BAM
5.250%, due 4/1/54	2,500,000	2,710,148
		7,436,324
Alaska — 0.3%
University of Alaska, Revenue Bonds
Series V-1 Insured: AGM-CR
5.000%, due 10/1/44	1,365,000	1,396,036

Arizona — 1.3%
City of Glendale AZ Transportation Excise Tax Revenue, Revenue Bonds
Insured: AGM
5.000%, due 7/1/28	3,180,000	3,235,256
City of Lake Havasu City AZ Wastewater System Revenue, Revenue Bonds
Series B Insured: AGM
5.000%, due 7/1/40	1,000,000	1,007,423
Maricopa County Unified School District No 60 Higley, Certificates of Participation
Insured: AGM
4.125%, due 6/1/42	500,000	502,897
4.250%, due 6/1/47	1,500,000	1,482,288
		6,227,864
Arkansas — 0.1%
City of Clarksville AR Sales & Use Tax Revenue, Revenue Bonds
Insured: BAM
3.000%, due 11/1/26	500,000	493,195

California — 10.0%
Anaheim Public Financing Authority, Revenue Bonds
Series C Insured: AGM
3.340%, due 9/1/30(c)	6,555,000	5,358,014
Banning Unified School District, General Obligation Bonds
Series A Insured: AGM
4.000%, due 8/1/46	2,295,000	2,267,369
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Revenue Bonds
Series B Insured: AGM
4.000%, due 7/1/39	5,105,000	5,081,133
California Health Facilities Financing Authority, Revenue Bonds
5.000%, due 11/15/49	535,000	542,822
California Statewide Communities Development Authority, Revenue Bonds
Insured: BAM
3.000%, due 5/15/54	2,895,000	2,172,144
	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Chaffey Joint Union High School District, General Obligation Bonds
Series G
4.240%, due 8/1/42(c)	$1,000,000	$453,421
City of Long Beach CA Airport System Revenue, Revenue Bonds
Series C Insured: AGM
5.000%, due 6/1/42	1,000,000	1,064,539
City of San Mateo CA, Special Tax
Insured: BAM
5.250%, due 9/1/37	4,460,000	5,011,909
Clovis Unified School District, General Obligation Bonds
Series B Insured: NATL
3.190%, due 8/1/30(c)	1,000,000	827,098
Fontana Unified School District, General Obligation Bonds
Insured: AGM
2.375%, due 8/1/44	2,500,000	1,774,802
Foothill-De Anza Community College District, General Obligation Bonds
Series 99 Insured: NATL-IBC FGIC
2.950%, due 8/1/29(c)	1,050,000	907,005
Grossmont Union High School District, General Obligation Bonds
Series F Insured: AGM
4.070%, due 8/1/34(c)	2,445,000	1,507,102
4.430%, due 8/1/39(c)	535,000	251,785
Lake Tahoe Unified School District, General Obligation Bonds
Series B Insured: NATL
3.370%, due 8/1/30(c)	1,110,000	908,375
Natomas Unified School District, General Obligation Bonds
Insured: AGM
3.000%, due 8/1/47	3,135,000	2,528,194
Oak Grove School District, General Obligation Bonds
Series 2 Insured: BAM
13.470%, due 6/1/46(c)	4,000,000	1,500,239
Ontario Montclair School District, General Obligation Bonds
Series B Insured: NATL
3.500%, due 8/1/29(c)	390,000	327,892
Pacifica School District, General Obligation Bonds
Series C Insured: NATL
3.320%, due 8/1/27(c)	275,000	249,146
Placer Union High School District, General Obligation Bonds
Insured: AGM
3.310%, due 8/1/30(c)	975,000	800,727
River Delta Unified School District School Facilities Improvement District No 1, General Obligation Bonds
Insured: BAM
4.000%, due 8/1/45	1,565,000	1,570,398
River Islands Public Financing Authority, Special Tax
Series 1 Insured: AGM
5.250%, due 9/1/52	735,000	798,106

Schedule of Investments ─ NYLI MacKay Muni Insured ETF (formerly, IQ MacKay Municipal Insured ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Riverside County Transportation Commission, Revenue Bonds
Insured: BAM
3.000%, due 6/1/49	$2,592,000	$2,053,635
Sacramento City Unified School District, General Obligation Bonds
Series B Insured: BAM
4.000%, due 8/1/48	1,000,000	985,704
Saratoga Union School District, General Obligation Bonds
Insured: NATL
3.140%, due 9/1/27(c)	650,000	590,439
Twin Rivers Unified School District, General Obligation Bonds
Insured: AGM
6.790%, due 8/1/41(c)	2,000,000	924,287
Vista Unified School District, General Obligation Bonds
Series B Insured: BAM
5.250%, due 8/1/41	3,000,000	3,428,062
Washington Unified School District/Yolo County CA, General Obligation Bonds
Series A Insured: NATL
3.240%, due 8/1/26(c)	1,100,000	1,031,491
William S Hart Union High School District, General Obligation Bonds
Series B Insured: AGM
3.170%, due 9/1/29(c)	2,345,000	1,998,242
		46,914,080
Colorado — 4.4%
Arista Metropolitan District, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/48	2,650,000	2,776,233
Castle Oaks Metropolitan District No 3, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/45	3,000,000	2,896,844
City of Grand Junction CO Joint Sewer System Revenue, Revenue Bonds
Insured: BAM
4.000%, due 12/1/49	4,250,000	4,116,441
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
Insured: BAM-TCRS MORAL OBLIG
4.000%, due 9/1/46	2,385,000	2,209,215
Colorado Springs School District No 11 Facilities Corp., Certificates of Participation
Insured: BAM
5.250%, due 12/15/48	2,250,000	2,469,074
Colorado Water Resources & Power Development Authority, Revenue Bonds
Series A Insured: AGM
5.500%, due 9/1/43	500,000	567,816
Crystal Valley Metropolitan District No 2, General Obligation Bonds
Series A Insured: AGM
4.000%, due 12/1/44	1,000,000	992,263
	Principal Amount	Value
Municipal Bonds (continued)
Colorado (continued)
E-470 Public Highway Authority, Revenue Bonds
Series B Insured: NATL
3.370%, due 9/1/25(c)	$2,350,000	$2,266,079
Gold Hill Mesa Metropolitan District No 2, General Obligation Bonds
Series A Insured: BAM
5.500%, due 12/1/47	600,000	646,097
Grand Junction Regional Airport Authority, Revenue Bonds
Series A Insured: NATL
5.000%, due 12/1/26	500,000	518,485
Green Gables Metropolitan District No 2, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/38	760,000	817,658
Park 70 Metropolitan District, General Obligation Bonds
5.000%, due 12/1/46	450,000	451,681
		20,727,886
Connecticut — 0.0%(d)
City of Hartford CT, General Obligation Bonds
Series A Insured: AGM
4.000%, due 7/1/34	25,000	25,044
5.000%, due 7/1/27	60,000	61,068
		86,112
District of Columbia — 0.6%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds
Insured: BAM
4.610%, due 10/1/37(c)	1,500,000	822,946
Series B Insured: AGM
4.000%, due 10/1/53	2,000,000	1,901,893
		2,724,839
Florida — 2.7%
County of Brevard FL, Revenue Bonds
Insured: AGM
5.000%, due 8/1/29	3,860,000	3,997,791
County of Miami-Dade FL, Revenue Bonds
Insured: BAM
4.360%, due 10/1/46(c)	290,000	111,441
County of Miami-Dade Seaport Department, Revenue Bonds
Series 1 Insured: AGM
4.000%, due 10/1/41	1,425,000	1,402,815
Series 2 Insured: AGM
3.000%, due 10/1/50	4,090,000	3,182,710
County of Osceola FL Transportation Revenue, Revenue Bonds
Series A Insured: AGM-CR
7.200%, due 10/1/41(c)	1,015,000	465,887
Series A-2 Insured: AGM-CR
6.830%, due 10/1/40(c)	1,250,000	607,090
County of Pasco FL, Revenue Bonds
Series A Insured: AGM
5.250%, due 9/1/28	1,000,000	1,077,577

Schedule of Investments ─ NYLI MacKay Muni Insured ETF (formerly, IQ MacKay Municipal Insured ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
School Board of Miami-Dade County (The), General Obligation Bonds
5.000%, due 3/15/39	$1,645,000	$1,677,687
		12,522,998
Georgia — 0.5%
DeKalb Newton & Gwinnett Counties Joint Development Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 7/1/39	2,250,000	2,251,924

Idaho — 0.4%
Idaho Housing & Finance Association, Revenue Bonds
Insured: SCH BD GTY
5.000%, due 5/1/52	1,000,000	1,014,588
5.250%, due 5/1/42	800,000	836,316
		1,850,904
Illinois — 14.6%
Boone & Winnebago Counties Community Unit School District No 200, General Obligation Bonds
Series B Insured: AGM
3.570%, due 1/1/25(c)	500,000	492,638
Chicago Board of Education, General Obligation Bonds
Series A Insured: AGC-ICC FGIC
5.500%, due 12/1/26	1,575,000	1,639,648
Series A Insured: AGM
5.000%, due 12/1/31	500,000	525,108
5.000%, due 12/1/34	1,300,000	1,363,633
Chicago Board of Education Dedicated Capital Improvement Tax, Revenue Bonds
5.250%, due 4/1/35	1,750,000	1,966,733
Insured: BAM
5.750%, due 4/1/48	750,000	837,163
Chicago Midway International Airport, Revenue Bonds
Series A Insured: BAM
5.750%, due 1/1/42	2,000,000	2,261,670
Chicago O’Hare International Airport, Revenue Bonds
Insured: BAM
5.250%, due 1/1/42	1,470,000	1,625,856
Series A Insured: AGM
5.250%, due 1/1/45	4,585,000	4,921,036
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bonds
Series A Insured: BAM
4.000%, due 12/1/50	4,700,000	4,500,502
City of Calumet City IL, General Obligation Bonds
Series A Insured: AGM
4.500%, due 3/1/43	1,000,000	1,006,349
City of Chicago IL Wastewater Transmission Revenue, Revenue Bonds
Series RF Insured: NATL
3.460%, due 1/1/26(c)	1,415,000	1,347,708
	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
City of Chicago IL Waterworks Revenue, Revenue Bonds
Insured: BAM
5.000%, due 11/1/44	$3,220,000	$3,226,793
Series B Insured: AGM
5.000%, due 11/1/31	3,350,000	3,725,472
City of Joliet IL, General Obligation Bonds
Insured: BAM
5.500%, due 12/15/44	3,750,000	4,166,896
City of Kankakee IL, General Obligation Bonds
Series A Insured: BAM
4.000%, due 1/1/26	1,100,000	1,098,869
City of Sterling IL, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/33	475,000	478,471
Cook County Community College District No 508, General Obligation Bonds
Insured: BAM
5.000%, due 12/1/28	1,000,000	1,065,457
La Salle County Community Unit School District No 2 Serena, General Obligation Bonds
Insured: BAM
5.500%, due 12/1/38	1,825,000	2,056,252
5.500%, due 10/1/42	1,260,000	1,403,050
Northern Illinois University, Revenue Bonds
Insured: BAM
4.000%, due 10/1/40	400,000	393,534
4.000%, due 10/1/41	400,000	390,471
Series B Insured: BAM
4.000%, due 4/1/37	1,425,000	1,436,501
Sales Tax Securitization Corp., Revenue Bonds
Series A Insured: BAM
5.000%, due 1/1/37	1,200,000	1,292,402
Series C Insured: BAM
5.250%, due 1/1/48	2,500,000	2,622,997
Sangamon & Christian Counties Community Unit School District No 3A Rochester, General Obligation Bonds
Insured: BAM
5.500%, due 2/1/47	1,590,000	1,716,583
Sangamon & Morgan Counties Community Unit School District No 16 New Berlin, General Obligation Bonds
Series A Insured: AGM
5.000%, due 12/1/43	1,440,000	1,522,242
5.000%, due 12/1/46	1,800,000	1,884,179
Southern Illinois University, Revenue Bonds
Insured: BAM
4.000%, due 4/1/40	450,000	435,787
Series A Insured: NATL
4.510%, due 4/1/25(c)	390,000	378,533
Southwestern Illinois Development Authority, Revenue Bonds
Insured: BAM
5.500%, due 12/1/40	2,700,000	3,013,809

Schedule of Investments ─ NYLI MacKay Muni Insured ETF (formerly, IQ MacKay Municipal Insured ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
State of Illinois, General Obligation Bonds
5.750%, due 5/1/45	$1,000,000	$1,089,304
Insured: BAM
4.000%, due 6/1/41	2,775,000	2,693,472
Union Alexander Massac Pulaski Etc Counties Community College District No 531, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/24	1,115,000	1,120,521
University of Illinois, Revenue Bonds
Series A Insured: AGM-CR
4.000%, due 4/1/36	940,000	941,052
Village of Bellwood IL, General Obligation Bonds
Series B Insured: AGM
5.000%, due 12/1/25	1,510,000	1,545,188
Will County Community Unit School District No 201-U Crete-Monee, General Obligation Bonds
Insured: NATL
3.410%, due 11/1/24(c)	885,000	877,449
Will County School District No 114 Manhattan, General Obligation Bonds
Insured: BAM
5.500%, due 1/1/45	3,765,000	4,159,383
Williamson County Community Unit School District No 1 Johnston City, General Obligation Bonds
Insured: AGM
3.820%, due 12/1/26(c)	590,000	540,097
3.850%, due 12/1/25(c)	590,000	560,728
		68,323,536
Indiana — 1.7%
City of Carmel IN Waterworks Revenue, Revenue Bonds
Series C Insured: BAM
5.250%, due 5/1/51	1,500,000	1,602,584
Evansville Waterworks District, Revenue Bonds
Series A Insured: BAM
4.250%, due 1/1/49	1,000,000	1,000,237
5.000%, due 7/1/47	2,000,000	2,112,461
Tri-Creek 2002 High School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.500%, due 7/15/43	3,000,000	3,381,607
		8,096,889
Iowa — 2.7%
City of Orange City IA Water Revenue, Revenue Bonds
Series B Insured: AGM
4.250%, due 6/1/42	1,165,000	1,181,242
City of West Des Moines IA, General Obligation Bonds
Series B
2.000%, due 6/1/39	1,235,000	904,320
Clinton Community School District/IA Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: AGM
4.000%, due 7/1/41	2,100,000	2,105,394
	Principal Amount	Value
Municipal Bonds (continued)
Iowa (continued)
College Community School District Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: BAM
4.000%, due 6/1/41	$400,000	$396,058
Davenport Community School District Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: BAM
4.000%, due 6/1/43	3,395,000	3,385,987
Jesup Community School District, General Obligation Bonds
Insured: AGM
3.000%, due 6/1/31	580,000	555,252
3.250%, due 6/1/32	600,000	576,622
3.375%, due 6/1/33	620,000	593,701
Sioux City Community School District Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: BAM
3.000%, due 10/1/24	2,500,000	2,498,340
West Delaware County Community School District Sales & Services Tax Revenue, Revenue Bonds
Insured: BAM
4.125%, due 6/1/41	325,000	327,438
5.000%, due 6/1/26	170,000	175,542
		12,699,896
Kansas — 0.2%
Reno County Unified School District No 309 Nickerson, General Obligation Bonds
Insured: AGM
4.000%, due 9/1/32	1,000,000	1,036,505

Kentucky — 1.5%
Christian County School District Finance Corp., Revenue Bonds
Insured: AGM ST INTERCEPT
4.500%, due 10/1/48	2,035,000	2,107,006
Kentucky Bond Development Corp., Revenue Bonds
Insured: BAM
5.000%, due 9/1/49	2,900,000	3,043,465
Kentucky Municipal Power Agency, Revenue Bonds
5.000%, due 9/1/34	1,155,000	1,212,590
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
Insured: BAM
4.000%, due 6/1/36	100,000	99,237
Paducah Electric Plant Board, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/34	650,000	669,853
		7,132,151

Schedule of Investments ─ NYLI MacKay Muni Insured ETF (formerly, IQ MacKay Municipal Insured ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Louisiana — 0.8%
City of Lafayette LA Utilities Revenue, Revenue Bonds
Insured: BAM
5.000%, due 11/1/43	$1,500,000	$1,639,205
Louisiana Local Government Environmental Facilities & Community Development Auth, Revenue Bonds
Insured: AGM
5.000%, due 8/1/31	2,000,000	2,098,962
		3,738,167
Maine — 0.6%
Finance Authority of Maine, Revenue Bonds
Series A-1 Insured: AGC
5.000%, due 12/1/26	150,000	152,986
Maine Health & Higher Educational Facilities Authority, Revenue Bonds
Series C Insured: AGM ST AID WITHHLDG
5.500%, due 7/1/40	1,180,000	1,321,574
5.500%, due 7/1/42	1,000,000	1,110,766
		2,585,326
Maryland — 0.4%
State of Maryland, General Obligation Bonds
Series B
5.000%, due 8/1/26	2,000,000	2,084,079

Massachusetts — 0.6%
City of Worcester MA, General Obligation Bonds
Insured: AGM
2.000%, due 2/15/34	1,000,000	842,678
Commonwealth of Massachusetts, Revenue Bonds
Insured: NATL
5.500%, due 1/1/25	580,000	585,429
Massachusetts Development Finance Agency, Revenue Bonds
Series C Insured: AGM
3.000%, due 10/1/45	1,945,000	1,507,378
		2,935,485
Michigan — 2.6%
City of Saginaw MI Water Supply System Revenue, Revenue Bonds
Insured: AGM
4.000%, due 7/1/26	1,070,000	1,092,381
Grand Rapids Public Schools, General Obligation Bonds
Insured: AGM
5.000%, due 5/1/28	2,100,000	2,162,505
Great Lakes Water Authority Water Supply System Revenue, Revenue Bonds
Series B Insured: BAM
5.000%, due 7/1/46	2,475,000	2,522,963
Port Huron Area School District, General Obligation Bonds
Insured: AGM
4.000%, due 5/1/39	1,500,000	1,501,520
	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Wayne County Airport Authority, Revenue Bonds
Series B Insured: AGM
5.500%, due 12/1/39	$635,000	$723,310
5.500%, due 12/1/48	3,620,000	3,987,739
		11,990,418
Missouri — 1.0%
Hickman Mills C-1 School District, General Obligation Bonds
C-1 Insured: BAM
5.750%, due 3/1/41	1,960,000	2,187,325
Kansas City Municipal Assistance Corp., Revenue Bonds
Series B1 Insured: AMBAC
3.410%, due 4/15/26(c)	1,720,000	1,623,474
St Louis Municipal Finance Corp., Revenue Bonds
Insured: AGM
5.000%, due 10/1/40	770,000	824,014
		4,634,813
Nebraska — 1.1%
Elkhorn School District, General Obligation Bonds
Insured: AGM
4.000%, due 12/15/45	3,500,000	3,476,033
5.000%, due 12/15/41	1,560,000	1,758,549
		5,234,582
Nevada — 0.5%
City of Reno NV, Revenue Bonds
Series A1 Insured: AGM
4.000%, due 6/1/46	1,050,000	1,023,403
Clark County School District, General Obligation Bonds
Series C
2.000%, due 6/15/28	1,425,000	1,323,073
		2,346,476
New Hampshire — 0.5%
New Hampshire Health and Education Facilities Authority Act, Revenue Bonds
Insured: BAM
5.000%, due 7/1/37	840,000	954,016
Series B Insured: BAM
4.000%, due 8/1/33	1,480,000	1,466,915
		2,420,931
New Jersey — 4.9%
Berlin Borough School District, General Obligation Bonds
Insured: AGM
4.000%, due 3/1/39	1,210,000	1,227,171
4.000%, due 3/1/40	1,255,000	1,269,658
4.000%, due 3/1/41	1,310,000	1,321,747
City of Orange Township NJ, General Obligation Bonds
Insured: AGM ST AID WITHHLDG
4.000%, due 12/1/24	675,000	676,602
Kenilworth School District, General Obligation Bonds
Insured: BAM SCH BD RES FD
4.000%, due 8/15/39	750,000	759,071

Schedule of Investments ─ NYLI MacKay Muni Insured ETF (formerly, IQ MacKay Municipal Insured ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
Maywood School District, General Obligation Bonds
Insured: BAM SCH BD RES FD
3.000%, due 7/15/33	$645,000	$609,036
Mountain Lakes School District, General Obligation Bonds
Insured: SCH BD RES FD
2.000%, due 8/1/25	250,000	245,616
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Series BB
4.000%, due 6/15/50	2,380,000	2,314,125
Series C Insured: BHAC-CR AMBAC
3.210%, due 12/15/24(c)	965,000	953,534
Series C Insured: BHAC-CR MBIA
3.350%, due 12/15/27(c)	1,305,000	1,166,548
New Jersey Turnpike Authority, Revenue Bonds
Series 4 Insured: AGM
5.250%, due 1/1/26	3,375,000	3,451,513
Newark Parking Authority (The), Revenue Bonds
Insured: AGM
5.250%, due 2/1/43	500,000	531,477
5.500%, due 2/1/51	1,000,000	1,062,218
North Hudson Sewerage Authority, Revenue Bonds
Series A Insured: NATL
3.180%, due 8/1/25(c)	1,450,000	1,404,842
South Jersey Transportation Authority, Revenue Bonds
Insured: BAM
5.250%, due 11/1/52	2,250,000	2,441,556
Series A Insured: AGM-CR
4.000%, due 11/1/50	1,380,000	1,380,206
Woodbury School District, General Obligation Bonds
Insured: BAM SCH BD RES FD
4.000%, due 8/15/45	1,020,000	1,022,597
4.000%, due 8/15/46	1,020,000	1,020,996
		22,858,513
New York — 6.5%
Amherst Development Corp., Revenue Bonds
Insured: BAM
4.000%, due 10/1/42	3,905,000	3,845,083
Series A Insured: AGM
5.000%, due 10/1/32	1,560,000	1,627,501
City of Long Beach NY, General Obligation Bonds
Series B Insured: BAM
5.250%, due 7/15/35	400,000	445,947
5.250%, due 7/15/36	300,000	333,095
5.250%, due 7/15/37	325,000	360,200
5.250%, due 7/15/42	1,800,000	1,950,046
County of Nassau NY, General Obligation Bonds
Series A Insured: AGM-CR
4.125%, due 4/1/47	2,975,000	2,982,628
	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
Metropolitan Transportation Authority, Revenue Bonds
Series 1
4.000%, due 11/15/46	$600,000	$582,931
Series 1 Insured: BAM
5.000%, due 11/15/33	4,000,000	4,085,918
Series A1
5.000%, due 11/15/29	500,000	514,543
Series E
4.000%, due 11/15/45	450,000	439,404
New York City Industrial Development Agency, Revenue Bonds
Insured: AGM
3.000%, due 3/1/49	1,265,000	975,511
New York Convention Center Development Corp., Revenue Bonds
Series B Insured: BAM
4.160%, due 11/15/36(c)	4,400,000	2,654,210
4.920%, due 11/15/55(c)	1,825,000	399,290
New York Liberty Development Corp., Revenue Bonds
Series 1WTC Insured: BAM
4.000%, due 2/15/43	1,480,000	1,468,066
New York Power Authority, Revenue Bonds
Insured: AGM
4.000%, due 11/15/47	2,530,000	2,508,253
Series A Insured: AGM
5.250%, due 11/15/39	1,000,000	1,179,438
5.250%, due 11/15/41	1,000,000	1,163,625
New York State Dormitory Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 10/1/36	5,000	5,212
New York Transportation Development Corp., Revenue Bonds
Insured: AGM
5.125%, due 6/30/60	2,000,000	2,073,935
Port Authority of New York & New Jersey, Revenue Bonds
Series 231ST
5.500%, due 8/1/52	765,000	828,417
		30,423,253
North Carolina — 3.0%
Charlotte-Mecklenburg Hospital Authority (The), Revenue Bonds
Series B
3.150%, due 1/15/38(a)(b)	860,000	860,000
Series H
3.150%, due 1/15/48(a)(b)	2,500,000	2,500,000
Greater Asheville Regional Airport Authority, Revenue Bonds
Series A Insured: AGM
5.250%, due 7/1/41	3,250,000	3,538,220
5.500%, due 7/1/52	1,675,000	1,819,402
North Carolina Turnpike Authority, Revenue Bonds
Insured: AGM
5.000%, due 1/1/49	3,325,000	3,477,108
Series B Insured: AGM
4.640%, due 1/1/53(c)	7,000,000	1,792,160
		13,986,890

Schedule of Investments ─ NYLI MacKay Muni Insured ETF (formerly, IQ MacKay Municipal Insured ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Ohio — 2.5%
City of Toledo OH, General Obligation Bonds
Insured: AGM
5.500%, due 12/1/42	$3,000,000	$3,378,577
Cloverleaf Local School District, Certificates of Participation
Insured: BAM
5.375%, due 12/1/39	1,780,000	1,887,833
5.500%, due 12/1/42	955,000	1,011,659
County of Cuyahoga OH, Revenue Bonds
5.000%, due 2/15/28	500,000	511,420
Green Local School District/Summit County, Certificates of Participation
Insured: AGM
5.500%, due 11/1/47	3,000,000	3,236,347
Port of Greater Cincinnati Development Authority, Revenue Bonds
Series C Insured: AGM
5.250%, due 12/1/48	750,000	815,849
State of Ohio, Revenue Bonds
Insured: AGM
5.000%, due 12/31/26	1,000,000	1,009,280
		11,850,965
Oregon — 0.5%
City of Newport OR, General Obligation Bonds
Series B Insured: AGC
3.340%, due 6/1/26(c)	1,355,000	1,274,951
Umatilla County School District No 6R Umatilla, General Obligation Bonds
Series B Insured: SCH BD GTY
4.570%, due 6/15/43(c)	2,800,000	1,170,380
		2,445,331
Pennsylvania — 4.5%
Bucks County Industrial Development Authority, Revenue Bonds
Insured: AGM-CR
4.000%, due 8/15/44	980,000	938,522
City of Philadelphia PA Airport Revenue, Revenue Bonds
Insured: AGM
4.000%, due 7/1/39	1,335,000	1,322,853
County of Lehigh PA, Revenue Bonds
Series A Insured: AGM-CR
4.000%, due 7/1/49	1,500,000	1,431,612
Delaware Valley Regional Finance Authority, Revenue Bonds
Series B Insured: AMBAC
5.700%, due 7/1/27	95,000	101,193
Indiana County Industrial Development Authority, Revenue Bonds
Insured: BAM
5.000%, due 5/1/31	870,000	938,227
Montgomery County Higher Education and Health Authority, Revenue Bonds
Insured: AGM-CR
4.000%, due 9/1/44	1,140,000	1,106,486
Pennsylvania Economic Development Financing Authority, Revenue Bonds
Insured: AGM
5.500%, due 6/30/42	3,625,000	3,995,238
	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority Parking System Revenue, Revenue Bonds
Series BA Insured: CNTY GTD-BAM TCRS
3.630%, due 1/1/31(c)	$775,000	$615,165
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
Series A Insured: AGC
4.347%, (0.670*3 Month SOFR + 0.60%), due 7/1/27(a)(b)	85,000	84,058
Pennsylvania Turnpike Commission, Revenue Bonds
Series A Insured: BAM
5.000%, due 12/1/44	1,595,000	1,686,592
Pittsburgh Water & Sewer Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 9/1/37	1,350,000	1,533,846
5.000%, due 9/1/38	1,420,000	1,606,071
Reading School District, General Obligation Bonds
Series B Insured: NATL ST AID WITHHLDG
4.140%, due 1/15/30(c)	640,000	511,684
School District of Philadelphia (The), General Obligation Bonds
Series F Insured: BAM-TCRS ST AID WITHHLDG
5.000%, due 9/1/27	5,000	5,207
Tulpehocken Area School District, General Obligation Bonds
Insured: BAM
5.250%, due 10/1/49	3,755,000	4,005,834
Westmoreland County Municipal Authority, Revenue Bonds
Insured: BAM
5.000%, due 8/15/38	1,115,000	1,131,418
		21,014,006
Puerto Rico — 0.1%
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU Insured: AGM
4.263%, (0.67*3-Month SOFR + 0.52%), due 7/1/29(a)(b)	510,000	494,652

Rhode Island — 0.2%
Rhode Island Health and Educational Building Corp., Revenue Bonds
Series A Insured: AGM MUN GOVT GTD
5.000%, due 5/15/25	1,000,000	1,013,637

South Carolina — 1.8%
Inman Campobello Water District, Revenue Bonds
Insured: BAM
5.000%, due 6/1/48	2,845,000	3,056,527
Piedmont Municipal Power Agency, Revenue Bonds
Insured: NATL
5.375%, due 1/1/25	900,000	907,580

Schedule of Investments ─ NYLI MacKay Muni Insured ETF (formerly, IQ MacKay Municipal Insured ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
South Carolina (continued)
South Carolina Public Service Authority, Revenue Bonds
Series E Insured: AGM
5.250%, due 12/1/37	$2,000,000	$2,273,825
5.750%, due 12/1/52	600,000	673,030
Spartanburg County School District No 4, General Obligation Bonds
Series A Insured: SCSDE
5.000%, due 3/1/42	1,470,000	1,620,000
		8,530,962
South Dakota — 2.3%
Baltic School District No 49-1, General Obligation Bonds
Series 1 Insured: AGM
5.250%, due 12/1/47	1,780,000	1,918,615
5.500%, due 12/1/51	3,080,000	3,351,861
Brookings School District No 005-1, General Obligation Bonds
Series 1 Insured: AGM
5.250%, due 6/15/35	500,000	579,496
5.250%, due 6/15/38	750,000	860,113
City of Brandon SD Water Utility Revenue, Revenue Bonds
Insured: BAM
4.250%, due 8/1/42	1,470,000	1,492,951
5.500%, due 8/1/47	1,000,000	1,117,980
De Smet School District No 38-2, General Obligation Bonds
Series 2 Insured: BAM
5.000%, due 8/1/47	1,300,000	1,384,935
		10,705,951
Tennessee — 0.1%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds
5.000%, due 10/1/27	550,000	556,163

Texas — 15.9%
Arlington Higher Education Finance Corp., Revenue Bonds
Insured: PSF-GTD
5.000%, due 8/15/42	3,190,000	3,503,723
Brazoria County Municipal Utility District No 22, General Obligation Bonds
Insured: BAM
4.000%, due 9/1/43	800,000	770,482
4.000%, due 9/1/44	895,000	855,766
City of Aubrey TX, Special Assessment
Insured: BAM
5.000%, due 9/1/40	1,000,000	1,090,213
City of Canyon TX, General Obligation Bonds
Insured: AGM
5.000%, due 2/15/33	1,205,000	1,332,260
City of Georgetown TX Utility System Revenue, Revenue Bonds
Insured: BAM
5.250%, due 8/15/48	960,000	1,045,698
	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Comal County Water Control & Improvement District No 6, General Obligation Bonds
Insured: AGM
4.000%, due 9/1/46	$1,880,000	$1,820,543
4.000%, due 9/1/47	1,980,000	1,903,012
County of Fort Bend TX Toll Road Revenue, Revenue Bonds
Insured: AGM
4.250%, due 3/1/49	3,750,000	3,738,418
Denton Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 8/15/39	3,000,000	2,186,378
2.000%, due 8/15/40	3,000,000	2,123,622
Fort Bend County Municipal Utility District No 134B, General Obligation Bonds
Insured: AGM
6.500%, due 3/1/28	390,000	429,584
Fort Bend County Municipal Utility District No 169, General Obligation Bonds
Series B Insured: BAM
4.000%, due 12/1/26	585,000	590,487
Galveston County Municipal Utility District No 56, General Obligation Bonds
Insured: AGM
6.875%, due 6/1/29	625,000	714,613
Georgetown Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.500%, due 8/15/35	2,220,000	1,923,120
3.000%, due 8/15/41	2,670,000	2,269,829
Guadalupe-Blanco River Authority, Revenue Bonds
Insured: BAM
6.000%, due 8/15/42	1,975,000	2,243,023
Harris County Municipal Utility District No 171, General Obligation Bonds
Insured: BAM
7.000%, due 12/1/28	930,000	1,054,086
7.000%, due 12/1/29	905,000	1,049,038
Harris County Municipal Utility District No 423, General Obligation Bonds
Series A Insured: BAM
5.000%, due 4/1/44	1,800,000	1,819,325
6.000%, due 4/1/30	350,000	371,455
6.000%, due 4/1/31	350,000	371,380
6.000%, due 4/1/32	375,000	397,795
Harris County Municipal Utility District No 457, General Obligation Bonds
Insured: AGM
4.125%, due 3/1/47	1,670,000	1,584,849
Harris County Municipal Utility District No 489, General Obligation Bonds
Insured: BAM
6.000%, due 9/1/27	980,000	1,052,193
6.000%, due 9/1/28	980,000	1,072,980
6.000%, due 9/1/29	705,000	787,729
Series A Insured: AGM
6.500%, due 9/1/29	1,000,000	1,102,875

Schedule of Investments ─ NYLI MacKay Muni Insured ETF (formerly, IQ MacKay Municipal Insured ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Harris County Municipal Utility District No 490, General Obligation Bonds
Insured: AGM
5.000%, due 9/1/45	$805,000	$828,796
5.000%, due 9/1/46	855,000	880,672
Harris County Municipal Utility District No 536, General Obligation Bonds
Insured: BAM
6.000%, due 9/1/28	2,600,000	2,794,662
Harris County Water Control & Improvement District No 158, General Obligation Bonds
Insured: BAM
5.000%, due 9/1/48	1,500,000	1,532,731
7.000%, due 9/1/28	360,000	405,701
7.000%, due 9/1/29	380,000	438,335
Harris County-Houston Sports Authority, Revenue Bonds
Series A Insured: AGM NATL-RE
4.000%, due 11/15/38(c)	2,000,000	953,455
Series A3 Insured: NATL
4.620%, due 11/15/33(c)	1,075,000	626,885
Kaufman County Municipal Utility District No 3, General Obligation Bonds
Insured: AGM
5.000%, due 3/1/48	1,560,000	1,596,499
5.125%, due 3/1/46	1,415,000	1,458,570
Lazy Nine Municipal Utility District No 1B, General Obligation Bonds
Insured: BAM
4.125%, due 3/1/39	605,000	602,246
Leander Municipal Utility District No 1, General Obligation Bonds
Insured: AGM
6.375%, due 8/15/30	1,700,000	1,845,930
Love Field Airport Modernization Corp., Revenue Bonds
Insured: AGM
4.000%, due 11/1/35	3,195,000	3,216,938
Lower Colorado River Authority, Revenue Bonds
Insured: AGM
5.500%, due 5/15/48	1,885,000	2,077,425
Matagorda County Navigation District No 1, Revenue Bonds
Series A Insured: AMBAC
4.400%, due 5/1/30	500,000	513,865
Montgomery County Municipal Utility District No 95, General Obligation Bonds
Insured: BAM
5.000%, due 9/1/41	2,000,000	2,044,406
Montgomery County Municipal Utility District No 99, General Obligation Bonds
Insured: AGM
6.750%, due 9/1/29	1,550,000	1,709,057
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
Series B1 Insured: AGM
4.000%, due 7/1/30	155,000	156,336
	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Rockett Special Utility District, Revenue Bonds
Insured: AGM
3.000%, due 7/10/25	$545,000	$543,094
Texas Municipal Power Agency, Revenue Bonds
Insured: AGM
3.000%, due 9/1/35	1,345,000	1,237,150
Texas Public Finance Authority, Revenue Bonds
Insured: BAM
5.250%, due 5/1/39	600,000	649,816
5.250%, due 5/1/42	500,000	536,268
Texas State Technical College, Revenue Bonds
Insured: AGM
5.250%, due 8/1/36	1,015,000	1,156,375
5.500%, due 8/1/42	4,000,000	4,545,522
Williamson County Municipal Utility District No 25, General Obligation Bonds
Insured: AGM
4.500%, due 8/15/44	1,190,000	1,196,455
Williamson-Liberty Hill Municipal Utility District, General Obligation Bonds
Insured: BAM
6.000%, due 9/1/32	1,675,000	1,820,883
		74,572,548
Utah — 1.5%
City of Salt Lake City UT Airport Revenue, Revenue Bonds
Series A
5.000%, due 7/1/47	2,660,000	2,698,202
Series A Insured: AGM-CR
4.000%, due 7/1/51	2,385,000	2,243,395
Heber Light & Power Co., Revenue Bonds
Insured: BAM
5.000%, due 12/15/47	1,000,000	1,064,313
Vineyard Redevelopment Agency, Tax Allocation
Insured: AGM
5.000%, due 5/1/25	615,000	623,201
5.000%, due 5/1/26	260,000	268,101
		6,897,212
Virginia — 0.5%
City of Suffolk VA, General Obligation Bonds
Series A Insured: ST AID WITHHLDG
1.875%, due 2/1/38	1,330,000	985,730
Virginia Commonwealth Transportation Board, Revenue Bonds
Series RF Insured: NATL-IBC
3.250%, due 4/1/25(c)	1,620,000	1,585,375
		2,571,105
Washington — 0.6%
State of Washington, General Obligation Bonds
Series F Insured: NATL
3.190%, due 12/1/26(c)	3,000,000	2,786,218

Schedule of Investments ─ NYLI MacKay Muni Insured ETF (formerly, IQ MacKay Municipal Insured ETF) (continued)

July 31, 2024 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)
West Virginia — 0.2%
West Virginia University, Revenue Bonds
Series A Insured: AMBAC
3.610%, due 4/1/25(c)	$1,000,000	$976,320

Wisconsin — 1.9%
City of Milwaukee WI, General Obligation Bonds
Series N3 Insured: BAM
5.000%, due 4/1/30	645,000	704,797
City of Shawano WI Electric System Revenue, Revenue Bonds
Insured: AGM
4.500%, due 5/1/48	1,250,000	1,254,725
4.550%, due 5/1/43	1,015,000	1,039,054
5.000%, due 5/1/31	1,655,000	1,790,991
Monroe School District, General Obligation Bonds
Insured: AGM
4.000%, due 3/1/43	2,000,000	2,011,353
Viroqua Area School District, General Obligation Bonds
Insured: AGM
4.000%, due 3/1/41	1,455,000	1,460,322
Wisconsin Center District, Revenue Bonds
Series A Insured: BAM
6.130%, due 12/15/37(c)	1,150,000	665,327
		8,926,569
Wyoming — 0.7%
Snake River Sporting Club Improvement & Service District, General Obligation Bonds
Series A Insured: BAM
5.500%, due 7/15/48	1,100,000	1,198,000
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board, Revenue Bonds
Insured: AGM-CR
5.000%, due 6/15/28	1,790,000	1,912,529
		3,110,529
Total Municipal Bonds
(Cost $452,301,083)		461,612,240

	Shares
Short-Term Investment — 0.6%
Money Market Fund — 0.6%
Dreyfus Tax Exempt Cash Management, Institutional Shares, 3.64%(e)
(Cost $2,637,125)	2,637,397	2,637,125

Total Investments — 99.0% (Cost $454,938,208)		464,249,365
Other Assets and Liabilities, Net — 1.0%		4,892,960
Net Assets — 100%		$469,142,325

(a)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2024.
(c)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(d)	Less than 0.05%.
(e)	Reflects the 7-day yield at July 31, 2024.

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
BHAC-CR	- Berkshire Hathaway Assurance Corp. Custodial Receipts
CR	- Custodial Receipts
FGIC	- Financial Guaranty Insurance Co.
GTD	- Guaranteed.
IBC	- Insured Bond Certificate
ICC	- Insured Custody Certificate
MBIA	- MBIA Insurance Corp.
MUN GOVT GTD	- Municipal Government Guaranteed
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed.
SCH BD GTY	- School Bond Guaranty Program
SCH BD RES FD	- School Board Resolution Fund
SCSDE	- South Carolina Department of Education
SOFR	- Secured Financing Overnight Rate
ST AID WITHHLDG	- State Aid Withholding
ST INTERCEPT	- State Tax Intercept
TCRS	- Transferable Custodial Receipts

Schedule of Investments ─ NYLI MacKay Muni Insured ETF (formerly, IQ MacKay Municipal Insured ETF) (continued)

July 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Municipal Bonds	$—	$461,612,240	$—	$461,612,240
Short-Term Investment:
Money Market Fund	2,637,125	—	—	2,637,125
Total Investments in Securities	$2,637,125	$461,612,240	$—	$464,249,365

(f)	For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended July 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.